CREDIT FACILITIES AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

9.    CREDIT FACILITIES AND LONG-TERM DEBT

Long term debt, net of current maturities consists of:

		December 31, 2011	June 30, 2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2015 (2.62% and 1.93% at December 31, 2011 and June 30, 2012, respectively)	1,560	1,440
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2012 (2.56% and 1.85% at December 31, 2011 and June 30, 2012 respectively)	188	125
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due December 2012 (2.02% and 1.37% at December 31, 2011 and June 30, 2012, respectively)	137	115
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due December 2012 (2.36% and 1.65% at December 31, 2011 and June 30, 2012, respectively)	64	57
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due December 2012 (2.16% and 1.45% at December 31, 2011 and June 30, 2012, respectively)	63	52
		2,049	1,789
	Less current maturities	(504)	(480)
	Total	€1,545	€1,309

The equipment loan of €125 requires the Company to maintain €5,000 of net shareholders’ equity determined in accordance with Italian generally accepted accounting principles. The Company was in compliance with this covenant at December 31, 2011 and June 30, 2012. There are no other covenants associated with the Company’s loans.

The maturities of long-term debt are as follows:

June 30,
2014	349
2015	240
2016	240
2017	240
Thereafter	240
Total	€1,309